Unit-Based Compensation Plans Unit-Based Compensation Plans (Schedule of ETP awards granted to employees and non-employee directors) (Details) (Details) - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant-Date Fair Value Per ETP Unit	$ 53.83	$ 49.65
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards granted	60.85
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards vested	48.12
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards forfeited	$ 32.36
ETP Unit-Based Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested awards	3.6	3.2
Awards granted	1.0
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards granted		$ 50.54	$ 43.93
Awards vested	(0.5)
Stock Granted, Value, Share-based Compensation, Forfeited	$ (0.1)